Borrowings - Schedule of Repayment Schedule for Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 373,567	€ 402,622
Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	177,166	289,337
Year 2
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	83,682	84,977
Year 3
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	99,263	19,670
Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	8,754	4,586
Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	4,702	4,052
Committed loans
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	323,563	316,956
Committed loans | Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	127,162	203,712
Committed loans | Year 2
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	83,682	84,936
Committed loans | Year 3
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	99,263	19,670
Committed loans | Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	8,754	4,586
Committed loans | Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	4,702	4,052
Other borrowings
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	50,004	85,666
Other borrowings | Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	50,004	85,625
Other borrowings | Year 2
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	41
Other borrowings | Year 3
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	0
Other borrowings | Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	0
Other borrowings | Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 0	€ 0